Note 13 - Financial Information of Parent Company - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows used in operating activities	$ (6,482)	$ 2,564	$ 9,447
Cash flows from financing activities	1,008	0	0
Net increase/(decrease) in cash, cash equivalents	(14,234)	2,564	9,191
Cash and cash equivalents at beginning of the year	15,184	12,620	3,429
Cash and cash equivalents at end of the year	950	15,184	12,620
Parent Company [Member]
Cash flows used in operating activities	(1,008)	0	0
Cash flows from financing activities	1,008	0	0
Net increase/(decrease) in cash, cash equivalents	0	0	0
Cash and cash equivalents at beginning of the year	0	0	0
Cash and cash equivalents at end of the year	$ 0	$ 0	$ 0